Financial Risk Management - Summary of Groups Regional Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 418,483,173	₩ 377,798,376
Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	392,936,712	359,031,298
Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	2,644,802	2,031,838
China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	6,744,749	4,498,902
Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,037,320	922,209
United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,527,610	1,940,888
Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	5,031,140	3,635,434
Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	4,591,811	4,481,708
Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,969,029	1,256,099
Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 422,167,228	₩ 381,081,739
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 395,589,968	₩ 361,465,000
%	[1]	93.70%	94.85%
Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 2,673,817	₩ 2,042,979
%	[1]	0.63%	0.54%
Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 6,779,065	₩ 4,519,391
%	[1]	1.61%	1.19%
Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 1,039,547	₩ 923,458
%	[1]	0.25%	0.24%
Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 3,555,723	₩ 1,962,377
%	[1]	0.84%	0.51%
Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 5,101,800	₩ 3,725,086
%	[1]	1.21%	0.98%
Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 5,432,956	₩ 5,181,655
%	[1]	1.29%	1.36%
Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 1,994,352	₩ 1,261,793
%	[1]	0.47%	0.33%
Allowances
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ (3,684,055)	₩ (3,283,363)
Allowances | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(2,653,256)	(2,433,702)
Allowances | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(29,015)	(11,141)
Allowances | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(34,316)	(20,489)
Allowances | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(2,227)	(1,249)
Allowances | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(28,113)	(21,489)
Allowances | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(70,660)	(89,652)
Allowances | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(841,145)	(699,947)
Allowances | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(25,323)	(5,694)
Retail | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	195,907,078	185,700,453
Retail | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	191,601,232	182,344,832
Retail | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	34,982	0
Retail | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	86	94
Retail | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,985,808	1,444,906
Retail | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,666,850	1,483,345
Retail | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	618,120	427,276
Corporate | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	205,435,830	176,583,656
Corporate | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	183,222,201	160,385,598
Corporate | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	2,673,817	2,042,979
Corporate | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	6,743,756	4,518,737
Corporate | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,039,453	923,354
Corporate | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,555,723	1,962,377
Corporate | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,115,992	2,280,180
Corporate | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,710,586	3,637,351
Corporate | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,374,302	833,080
Credit card | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	20,824,320	18,797,630
Credit card | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	20,766,535	18,734,570
Credit card | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	327	654
Credit card | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	8	10
Credit card | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	55,520	60,959
Credit card | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 1,930	₩ 1,437

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.